Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Segment Reporting [Abstract]
Summary of segment results
The following tables summarize the segment results for the years ended December 31, 2020, 2019, and 2018:

	For the year ended December 31, 2020
(Millions)	Global Reinsurance	Global A&H	U.S. Specialty	Runoff & Other	Corporate Elimination	Total
Gross written premiums	$1,034.1	$544.6	$105.5	$66.6	$—	$1,750.8
Net written premiums	$916.0	$425.5	$94.5	$68.8	$—	$1,504.8
Net earned insurance and reinsurance premiums	$947.5	$453.9	$71.9	$69.2	$—	$1,542.5
Loss and allocated LAE(1)	(820.0)	(301.9)	(47.8)	(59.8)	—	(1,229.5)
Insurance and reinsurance acquisition expenses	(205.2)	(125.4)	(12.7)	(1.3)	39.5	(305.1)
Technical profit	(77.7)	26.6	11.4	8.1	39.5	7.9
Unallocated LAE(2)	(24.0)	(3.2)	(0.7)	(12.9)	(19.4)	(60.2)
Other underwriting expenses	(90.6)	(24.7)	(17.4)	(6.1)	(19.2)	(158.0)
Underwriting (loss)	(192.3)	(1.3)	(6.7)	(10.9)	0.9	(210.3)
Service fee revenue(3)	—	108.4	—	0.9	(43.4)	65.9
Managing general underwriter unallocated LAE(4)	—	(23.3)	—	—	23.3	—
Managing general underwriter other underwriting expenses(5)	—	(19.2)	—	—	19.2	—
General and administrative expenses, MGU + Runoff & Other(6)	—	(47.1)	—	(4.6)	—	(51.7)
Underwriting (loss), including net service fee income	(192.3)	17.5	(6.7)	(14.6)	—	(196.1)
Net investment income						35.4
Net realized investment gains (losses)						50.3
Net unrealized investment gains (losses)						3.5
Net foreign exchange gains (losses)						(49.2)
Revaluation of contingent consideration						(0.9)
Other revenue(7)						(23.2)
General and administrative expenses(8)						(67.3)
Intangible asset amortization expenses						(15.8)
Impairment of intangible assets						—
Interest expense on debt						(31.8)
Pre-tax (loss) income						$(295.1)
Underwriting Ratios
Loss ratio	89.1%	67.2%	67.5%	NM	NM	83.6%
Acquisition expense ratio	21.7%	27.6%	17.7%	NM	NM	19.8%
Other underwriting expense ratio	9.6%	5.4%	24.2%	NM	NM	10.2%
Combined ratio (9)	120.4%	100.2%	109.4%	NM	NM	113.6%
Goodwill and intangible assets(10)	$—	$556.7	$—	$8.1	$—	$564.8
(1)Loss and allocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss)).
(2)Unallocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss)).
(3)Service fee revenue is part of Other revenue on the Consolidated Statements of (Loss) (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss)).
(4)Managing general underwriter unallocated LAE represent IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the claims process.
(5)Managing general underwriter other underwriting expenses represent IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the underwriting process.
(6)General and administrative expenses, MGU + Runoff & Other is part of General and administrative expenses on the Consolidated Statements of (Loss) (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss)).
(7)Other revenue is presented net of Service fee revenue and is comprised mainly of the gains (losses) from derivatives (see Note 14). The sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss).
(8)General and administrative expenses are presented net of General and administrative expenses, MGU + Runoff & Other (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss)).
(9)Ratios considered not meaningful ("NM") to Runoff & Other and Corporate Elimination.
(10)Sirius Group does not allocate its assets by segment, with the exception of Goodwill and Intangible assets.

	For the year ended December 31, 2019
(Millions)	Global Reinsurance	Global A&H	U.S. Specialty	Runoff & Other	Corporate Elimination	Total
Gross written premiums	$1,238.8	$593.4	$66.3	$4.2	$—	$1,902.7
Net written premiums	$987.9	$458.1	$54.1	$2.5	$—	$1,502.6
Net earned insurance and reinsurance premiums	$966.5	$443.3	$29.6	$2.2	$—	$1,441.6
Loss and allocated LAE(1)	(830.6)	(271.3)	(23.7)	(1.8)	—	(1,127.4)
Insurance and reinsurance acquisition expenses	(199.7)	(125.8)	(6.4)	(2.9)	46.1	(288.7)
Technical profit	(63.8)	46.2	(0.5)	(2.5)	46.1	25.5
Unallocated LAE(2)	(20.3)	(7.4)	(0.4)	(1.0)	(13.8)	(42.9)
Other underwriting expenses	(84.5)	(23.7)	(10.6)	(5.9)	(13.5)	(138.2)
Underwriting (loss)	(168.6)	15.1	(11.5)	(9.4)	18.8	(155.6)
Service fee revenue(3)	—	124.2	—	—	(49.6)	74.6
Managing general underwriter unallocated LAE(4)	—	(17.3)	—	—	17.3	—
Managing general underwriter other underwriting expenses(5)	—	(13.5)	—	—	13.5	—
General and administrative expenses, MGU + Runoff & Other(6)	—	(66.9)	—	(3.7)	—	(70.6)
Underwriting (loss), including net service fee income	(168.6)	41.6	(11.5)	(13.1)	—	(151.6)
Net investment income						84.7
Net realized investment gains (losses)						56.7
Net unrealized investment gains (losses)						80.6
Net foreign exchange gains (losses)						7.7
Revaluation of contingent consideration						(6.3)
Other revenue(7)						(19.5)
General and administrative expenses(8)						(39.2)
Intangible asset amortization expenses						(15.8)
Impairment of intangible assets						—
Interest expense on debt						(31.0)
Pre-tax (loss) income						$(33.7)
Underwriting Ratios
Loss ratio	88.0%	62.9%	81.4%	NM	NM	81.2%
Acquisition expense ratio	20.7%	28.4%	21.6%	NM	NM	20.0%
Other underwriting expense ratio	8.7%	5.3%	35.8%	NM	NM	9.6%
Combined ratio (9)	117.4%	96.6%	138.8%	NM	NM	110.8%
Goodwill and intangible assets(10)	$—	$572.5	$—	$8.1	$—	$580.6
(1)Loss and allocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss)).
(2)Unallocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss)).
(3)Service fee revenue is part of Other revenue on the Consolidated Statements of (Loss) (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss)).
(4)Managing general underwriter unallocated LAE represent IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the claims process.
(5)Managing general underwriter other underwriting expenses represent IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the underwriting process.
(6)General and administrative expenses, MGU + Runoff & Other is part of General and administrative expenses on the Consolidated Statements of (Loss) (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss)).
(7)Other revenue is presented net of Service fee revenue and is comprised mainly of the right of indemnification and gains (losses) from derivatives (see Note 14). The sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss).
(8)General and administrative expenses are presented net of General and administrative expenses, MGU + Runoff & Other (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss)).
(9)Ratios considered not meaningful ("NM") to Runoff & Other and Corporate Elimination.
(10)Sirius Group does not allocate its assets by segment, with the exception of Goodwill and Intangible assets.

	For the year ended December 31, 2018
(Millions)	Global Reinsurance	Global A&H	U.S. Specialty	Runoff & Other	Corporate Elimination	Total
Gross written premiums	$1,268.1	$500.6	$19.4	$32.9	$—	$1,821.0
Net written premiums	$934.6	$379.8	$13.1	$29.6	$—	$1,357.1
Net earned insurance and reinsurance premiums	$870.5	$357.6	$5.0	$29.2	$—	$1,262.3
Loss and allocated LAE(1)	(658.8)	(189.0)	(2.3)	(13.0)	—	(863.1)
Insurance and reinsurance acquisition expenses	(185.3)	(109.7)	(1.3)	(2.8)	43.7	(255.4)
Technical profit	26.4	58.9	1.4	13.4	43.7	143.8
Unallocated LAE(2)	(16.4)	(5.9)	—	(1.6)	(13.0)	(36.9)
Other underwriting expenses	(87.7)	(27.4)	(8.7)	(6.3)	(16.1)	(146.2)
Underwriting (loss)	(77.7)	25.6	(7.3)	5.5	14.6	(39.3)
Service fee revenue(3)	—	115.7	—	—	(44.7)	71.0
Managing general underwriter unallocated LAE(4)	—	(14.0)	—	—	14.0
Managing general underwriter other underwriting expenses(5)	—	(16.1)	—	—	16.1	—
General and administrative expenses, MGU + Runoff & Other(6)	—	(53.6)	—	(3.1)	—	(56.7)
Underwriting (loss), including net service fee income	(77.7)	57.6	(7.3)	2.4	—	(25.0)
Net investment income						71.4
Net realized investment gains (losses)						2.3
Net unrealized investment gains (losses)						(23.2)
Net foreign exchange gains (losses)						22.7
Revaluation of contingent consideration						9.6
Other revenue(7)						41.7
General and administrative expenses(8)						(21.2)
Intangible asset amortization expenses						(15.8)
Impairment of intangible assets						(8.0)
Interest expense on debt						(30.8)
Pre-tax (loss) income						$23.7
Underwriting Ratios
Loss ratio	77.6%	54.5%	46.0%	NM	NM	71.3%
Acquisition expense ratio	21.3%	30.7%	26.0%	NM	NM	20.2%
Other underwriting expense ratio	10.1%	7.7%	174.0%	NM	NM	11.6%
Combined ratio (9)	109.0%	92.9%	246.0%	NM	NM	103.1%
Goodwill and intangible assets(10)	$—	$588.1	$—	$8.1	$—	$596.2
(1)Loss and allocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss)).
(2)Unallocated LAE are part of Loss and loss adjustment expenses on the Consolidated Statements of (Loss) (the sum of Loss and allocated LAE and Unallocated LAE is equal to Loss and loss adjustment expenses on the Consolidated Statements of (Loss)).
(3)Service fee revenue is part of Other revenue on the Consolidated Statements of (Loss) (the sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss)).
(4)Managing general underwriter unallocated LAE represent IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the claims process.
(5)Managing general underwriter other underwriting expenses represent IMG and Armada generated operating expenses following their integration with the Accident and Health insurance and reinsurance underwriting unit, representing costs associated with the underwriting process.
(6)General and administrative expenses, MGU + Runoff & Other is part of General and administrative expenses on the Consolidated Statements of (Loss) (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss)).
(7)Other revenue is presented net of Service fee revenue and is comprised mainly of the right of indemnification, gains (losses) from derivatives (see Note 14), and  the termination of the call option to purchase The Phoenix Holdings, Ltd. The sum of Service fee revenue and Other revenue is equal to Other revenue on the Consolidated Statements of (Loss).
(8)General and administrative expenses are presented net of General and administrative expenses, MGU + Runoff & Other (the sum of General and administrative expenses, MGU + Runoff & Other and General and administrative expenses is equal to General and administrative expenses on the Consolidated Statements of (Loss)).
(9)Ratios considered not meaningful ("NM") to Runoff & Other and Corporate Elimination.
(10)Sirius Group does not allocate its assets by segment, with the exception of Goodwill and Intangible assets.

Summary information regarding net premiums written by client location and underwriting location by reportable segment
The following tables provide summary information regarding net premiums written by client location and underwriting location by reportable segment for the years ended December 31, 2020, 2019, and 2018:

	For the year ended December 31, 2020
(Millions)	Global Reinsurance	Global A&H	U.S. Specialty	Runoff & Other	Total
Net written premiums by client location:
United States	$433.0	$365.0	$94.5	$71.2	$963.7
Europe	253.1	24.8	—	0.4	278.3
Canada, the Caribbean, Bermuda and Latin America	90.7	11.8	—	(3.6)	98.9
Asia and Other	139.2	23.9	—	0.8	163.9
Total net written premiums by client location	$916.0	$425.5	$94.5	$68.8	$1,504.8
Net written premiums by underwriting location:
United States	$213.8	$219.4	$94.5	$71.2	$598.9
Europe	449.2	206.0	—	0.4	655.6
Canada, the Caribbean, Bermuda and Latin America	200.8	(0.1)	—	(3.6)	197.1
Asia and Other	52.2	0.2	—	0.8	53.2
Total net written premiums by underwriting location	$916.0	$425.5	$94.5	$68.8	$1,504.8

	For the year ended December 31, 2019
(Millions)	Global Reinsurance	Global A&H	U.S. Specialty	Runoff & Other	Total
Net written premiums by client location:
United States	$480.2	$386.2	$54.1	$1.8	$922.3
Europe	245.3	23.5	—	0.1	268.9
Canada, the Caribbean, Bermuda and Latin America	90.0	12.4	—	0.1	102.5
Asia and Other	172.4	36.0	—	0.5	208.9
Total net written premiums by client location	$987.9	$458.1	$54.1	$2.5	$1,502.6
Net written premiums by underwriting location:
United States	$33.4	$170.3	$43.8	$1.8	$249.3
Europe	488.4	249.9	10.3	0.2	748.8
Canada, the Caribbean, Bermuda and Latin America	413.8	37.1	—	—	450.9
Asia and Other	52.3	0.8	—	0.5	53.6
Total net written premiums by underwriting location	$987.9	$458.1	$54.1	$2.5	$1,502.6

	For the year ended December 31, 2018
(Millions)	Global Reinsurance	Global A&H	U.S. Specialty	Runoff & Other	Total
Net written premiums by client location:
United States	$444.7	$307.7	$13.1	$29.2	$794.7
Europe	246.1	30.4	—	—	276.5
Canada, the Caribbean, Bermuda and Latin America	91.1	12.5	—	—	103.6
Asia and Other	152.7	29.2	—	0.4	182.3
Total net written premiums by client location	$934.6	$379.8	$13.1	$29.6	$1,357.1
Net written premiums by underwriting location:
United States	$33.5	$109.5	$7.9	$29.2	$180.1
Europe	462.0	224.9	5.2	—	692.1
Canada, the Caribbean, Bermuda and Latin America	389.1	44.7	—	—	433.8
Asia and Other	50.0	0.7	—	0.4	51.1
Total net written premiums by underwriting location	$934.6	$379.8	$13.1	$29.6	$1,357.1